Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Cash Flow From Discontinued Operations (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities	$ 84	$ 314	[1],[2]
Cash flow from investing activities	(13)	(16)	[1],[2]
Cash flow from financing activities	(6)	(13)	[1],[2]
Net increase in cash and cash equivalents	18,416
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from investing activities	10,838	0
Net increase in cash and cash equivalents	$ 10,903	$ 285

[1]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.